Other Operating Income	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Operating Income

18. Other Operating Income

The Chinese tax bureau implemented a new tax rule which states that for the period between April 1, 2019 to December 31, 2021, companies from selected service industries (i.e. postal services, telecommunication services, modern services and lifestyle services) qualify for an additional 10 percent super deduction of input VAT in addition to the existing, deductible input VAT. This policy has further been extended to December 31, 2023. The Company obtained the relevant certificate in 2019 and recorded a benefit from the super deduction of RMB33.1 million, RMB21.0 million and RMB2.8 million in other operating income for the years ended December 31, 2021, 2022 and 2023, respectively. In 2021, 2022 and 2023, other operating income also included a VAT related refund of RMB73.0 million, RMB40.8 million and RMB6.3 million, respectively, which was recorded upon receipt.